OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 716,563,778	$ 675,767,201
Bank loans
Disclosure of detailed information about borrowings
Other non-current financial liabilities	2,439,253	13,057,542
Envases Central S.A. | Bank loans | Banco BCI 2.1% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 1,434,786	$ 2,092,245
Nominal interest rate	2.10%	2.10%
Effective interest rate percentage	2.10%	2.10%
Envases Central S.A. | Bank loans | More than 1 year up to 2 years | Banco BCI 2.1% Effective Rate Semiannually Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 1,434,786	$ 2,092,245
Rio De Janeiro Refrescos Ltda | Bank loans | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 1,003,688
Nominal interest rate		7.50%
Effective interest rate percentage		7.50%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 239,730	$ 876,005
Nominal interest rate	6.60%	6.60%
Effective interest rate percentage	6.60%	6.60%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 151,873	$ 5,909,334
Nominal interest rate	7.20%	7.20%
Effective interest rate percentage	7.20%	7.20%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Santander 6.2% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate	6.20%
Effective interest rate percentage	6.20%
Rio De Janeiro Refrescos Ltda | Bank loans | Banco Itau 4.5% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 612,864	$ 3,176,270
Nominal interest rate	4.50%	4.50%
Effective interest rate percentage	4.50%	4.50%
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 125,461
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 72,439	504,700
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	151,873	1,593,608
Rio De Janeiro Refrescos Ltda | Bank loans | More than 1 year up to 2 years | Banco Itau 4.5% Effective Rate Quarterly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	612,864	3,176,270
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		125,461
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	43,033	197,779
Rio De Janeiro Refrescos Ltda | Bank loans | More than 2 years up to 3 years | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,202,096
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		125,461
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	43,033	44,639
Rio De Janeiro Refrescos Ltda | Bank loans | More than 3 years up to 4 years | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		663,779
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Alfa 7.48% Effective Rate Monthly Amortization obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		627,305
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Itau 6.6% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 81,225	128,887
Rio De Janeiro Refrescos Ltda | Bank loans | More than 4 years up to 5 years | Banco Santander 7.2% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 2,449,851